Acquired Assets And Assumed Liabilities Recorded At Fair Value For Abgent And Subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill		$ 53,619	$ 31,087
XenoBiotic Laboratories, Inc.
Business Acquisition [Line Items]
Current assets	6,220
Property, plant and equipment	5,463
Goodwill	22,609
Current liabilities	(2,513)
Deferred tax liabilities	(6,476)
Total purchase price	41,378
XenoBiotic Laboratories, Inc. | Trade Names
Business Acquisition [Line Items]
Intangible asset	822
Amortization Period	7 years
XenoBiotic Laboratories, Inc. | Customer Relationships
Business Acquisition [Line Items]
Intangible asset	$ 15,253
Amortization Period	12 years